Consolidated statements of cash flow - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash flows from operating activities:
Profit before taxes	$ 95,867	$ 28,348	$ 1,846,311
Adjustments to reconcile the profit with cash used in operating activities:
Depreciation, amortization and loss from revaluation	182,880	80,277	562,915
Other amortizations	1,679	5,259	84,615
(Gain) loss from the sale of property, vessels and equipment, net	(23,415)	1,849	(330)
Accrued interests	133,768	80,580	1,039,856
Interest income	(5,100)	(9,137)	(24,829)
Gain from the loss of control of subsidiary	0	0	(3,458,467)
Exchange gain	(26,411)	(8,312)	(4,545)
(Gain) loss from the sale of subsidiaries	(279,744)	(111,484)	273,032
Changes in assets and liabilities:
Accounts receivable	(95,847)	2,454	7,924
Other accounts receivable and related parties	45,287	(98,394)	(150,154)
Materials and supplies	(4,343)	1,440	(38,936)
Prepayments	2,177	(13,346)	3,753
Other accounts payable and accrued expenses	(46,638)	117,065	162,094
Other non-current assets	4,981	(22,685)	42,269
Employee benefits	(25,125)	1,046	11,353
Total adjustments	(135,851)	26,612	(1,489,450)
Cash (used in) from operating activities	(39,984)	54,960	356,861
Cash from investment activities
Proceeds from sale of property, vessels and equipment	16,233	169,627	7,059
Acquisition of property, vessels and equipment	(48,281)	(86,283)	(80,222)
Sale of subsidiaries, net	600,887	50,331	66,987
Decrease of cash and cash equivalents from the loss of control of subsidiary	0	0	(212,332)
Dividends paid to non-controlling interest	0	(26,166)	0
Interest charged	5,100	9,137	24,829
Cash from (used in) investment activities	573,939	116,646	(193,679)
Cash flow from financing activities
Proceeds from debt	29,590	124,010	0
Repayment of debt	(189,026)	(397,458)	(172,592)
Repayment of leases	(134,245)	0	0
Interest paid	(36,257)	(40,792)	(409,146)
Cash used in financing activities	(329,938)	(314,240)	(581,738)
Exchange effect on cash	(6,145)	(607)	(20,737)
Increase (decrease) in cash and cash equivalents	197,872	(143,241)	(439,293)
Cash and cash equivalents, beginning of year	278,842	422,083	861,376
Cash and cash equivalents, end of year	476,714	278,842	422,083
Complementary information:
Income tax caused	$ 14,512	$ 4,799	$ 3,000